PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT.
Schedule of property, plant and equipment cost less accumulated depreciation or impairment losses

		Land and buildings		Plant and equipment		Assets in
						course of
		Freehold	Leasehold	Instruments	Other	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2017		165	119	1,116	1,023	115	2,538
Exchange adjustment		6	1	63	33	3	106
Acquisitions	21	–	–	–	1	–	1
Additions		1	–	176	28	103	308
Disposals		–	(27)	(73)	(79)	(12)	(191)
Transfers		56	(20)	2	56	(115)	(21)
At 31 December 2017		228	73	1,284	1,062	94	2,741
Exchange adjustment		(5)	(1)	(45)	(20)	(1)	(72)
Additions		3	3	179	21	126	332
Disposals		–	–	(73)	(24)	(1)	(98)
Impairment		–	–	–	–	(1)	(1)
Transfers		33	1	43	(7)	(89)	(19)
At 31 December 2018		259	76	1,388	1,032	128	2,883
Depreciation and impairment
At 1 January 2017		50	42	781	672	11	1,556
Exchange adjustment		3	–	45	24	–	72
Charge for the year		6	7	146	84	–	243
Disposals		–	(22)	(67)	(74)	(11)	(174)
Transfers		2	3	(1)	(9)	–	(5)
At 31 December 2017		61	30	904	697	–	1,692
Exchange adjustment		(2)	–	(30)	(14)	–	(46)
Charge for the year		8	6	163	74	–	251
Impairment		–	1	–	3	–	4
Disposals		–	–	(59)	(21)	–	(80)
Transfers		5	–	23	(28)	–	–
At 31 December 2018		72	37	1,001	711	–	1,821
Net book amounts
At 31 December 2018		187	39	387	321	128	1,062
At 31 December 2017		167	43	380	365	94	1,049